UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  September 30, 2011

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):  [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:     New Vernon Capital Holdings II LLC
Address:  Harborside Financial Center
          Plaza 5, Suite 2330
          Jersey City, NJ 07311

Form  13F  File  Number:  28-14173

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:     Sebastian Calabro
Title:    Member
Phone:    (201) 793-0537


Signature,  Place,  and  Date  of  Signing:

/s/ Sebastian Calabro          Jersey City, NJ           10/31/2011
---------------------          ---------------          ------------
 [Signature]                   [City, State]              [Date]


Report  Type  (Check  only  one.):

[  ]    13F  HOLDINGS  REPORT.  (Check  here  if all holdings of this reporting manager  are  reported  in  this  report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List  of  Other  Managers  Reporting  for  this  Manager:

Form 13F File Number          Name
28-14174                      New Vernon Investment Management LLC

                             FORM 13F SUMMARY PAGE

Report  Summary:

Number  of  Other  Included  Managers:           0
Form  13F  Information  Table  Entry  Total:     4
Form 13F Information Table Value Total:     13,338
     (thousands)




                             TITLE OF           CUSIP        VALUE     SHARES      SH/ PUT/ INVSTMT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                CLASS                         (x$1000)  PRN  AMT     PRN CALL DSCRETN  MANAGERS  SOLE    SHARED  NONE
---------------------------- -----------------------------  ---------------------  -------------------------------------------------
COMPANHIA DE BEBIDAS DAS AME SPON ADR PFD        20441W203      4,206     120,441  SH       DEFINED N/A        120,441
HDFC BANK LTD                ADR REPS 3 SHS      40415F101      7,628      33,500  SH       DEFINED N/A         33,500
ISHARES INC                  MSCI EMU INDEX      464286608        735     875,000  PUT      DEFINED N/A        875,000
ICICI BK LTD                 ADR                 45104G104        769     580,000  PUT      DEFINED N/A        580,000

                                      4                   $    13,338